SUBSEQUENT EVENTS (Details) - USD ($)							3 Months Ended
	Apr. 25, 2023	Apr. 19, 2023	Apr. 17, 2023	Mar. 06, 2023	Feb. 08, 2023	Jan. 05, 2023	Mar. 31, 2024	Dec. 31, 2023	Jun. 28, 2023	Mar. 31, 2023
SUBSEQUENT EVENTS
Share Price										$ 10.20
Subsequent event
SUBSEQUENT EVENTS
Interest earned	$ 73,846		$ 214,850
Payments of franchise tax	$ 73,846
Waived amount									$ 3,025,000
Cash deferred underwriting commission									4,025,000
Subsequent event | Third-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding						$ 0.045
Aggregate amount deposited						$ 122,920
Subsequent event | Fourth-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding					$ 0.045
Aggregate amount deposited					$ 122,920
Subsequent event | Fifth-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding				$ 0.045
Aggregate amount deposited				$ 122,920
Subsequent event | Sixth one-month extension to the Termination Date
SUBSEQUENT EVENTS
Amount deposited per each public share outstanding		$ 0.045
Aggregate amount deposited		$ 122,920
Subsequent event | Forecast
SUBSEQUENT EVENTS
Cash payment									500,000
Promissory note executed									$ 500,000
Executed per month							$ 83,333.33	$ 83,333.33
Subsequent event | Ordinary shares
SUBSEQUENT EVENTS
Aggregate number of shares									277,778
Share Price									$ 10.89
Aggregate value									$ 3,025,000